Acquisitions and Divestitures	6 Months Ended
Sep. 30, 2018
Business Combinations [Abstract]
Acquisitions and Divestitures
4.	Acquisitions and Divestitures

(1) Acquisitions

There were no material acquisitions during the six months ended September 30, 2017 and 2018.

(2) Divestitures

Gains on sales of subsidiaries and affiliates and liquidation losses, net for the six months ended September 30, 2017 and 2018 amounted to ¥24,972 million and ¥19,032 million, respectively. Gains on sales of subsidiaries and affiliates and liquidation losses, net for the six months ended September 30, 2017 consisted of ¥13,760 million in Overseas Business segment, ¥9,184 million in Investment and Operation segment and ¥2,028 million in Corporate Financial Services segment. Gains on sales of subsidiaries and affiliates and liquidation losses, net for the six months ended September 30, 2018 mainly consisted of ¥18,470 million in Overseas Business segment, ¥558 million in Investment and Operation segment.

Gains on sales of subsidiaries and affiliates and liquidation losses, net for the three months ended September 30, 2017 and 2018 amounted to ¥10,474 million and ¥5,246 million, respectively. Gains on sales of subsidiaries and affiliates and liquidation losses, net for the three months ended September 30, 2017 consisted of ¥8,681 million in Investment and Operation segment, ¥1,793 million in Overseas Business segment. Gains on sales of subsidiaries and affiliates and liquidation losses, net for the three months ended September 30, 2018 consisted of ¥4,706 million in Overseas Business segment, ¥540 million in Investment and Operation segment.